Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.65%
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.15%
DISCIPLINED CORE VALUE FUND | DISCIPLINED CORE VALUE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
EQUITY GROWTH FUND | EQUITY GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
EQUITY GROWTH FUND | EQUITY GROWTH FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
EQUITY GROWTH FUND | EQUITY GROWTH FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
EQUITY GROWTH FUND | EQUITY GROWTH FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.65%
EQUITY GROWTH FUND | EQUITY GROWTH FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.15%
EQUITY GROWTH FUND | EQUITY GROWTH FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
GLOBAL GOLD FUND | GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.66%
GLOBAL GOLD FUND | GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.46%
GLOBAL GOLD FUND | GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
GLOBAL GOLD FUND | GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
GLOBAL GOLD FUND | GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.16%
SMALL COMPANY FUND | SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
SMALL COMPANY FUND | SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
SMALL COMPANY FUND | SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.10%
SMALL COMPANY FUND | SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.85%
SMALL COMPANY FUND | SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.35%
SMALL COMPANY FUND | SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
UTILITIES FUND | UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%

[1]	The advisor has agreed to waive 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue until
October 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.